Clifford Capital Partners Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
96.81%	COMMON STOCK
10.66%	COMMUNICATION SERVICES
	Vodafone Group plc ADR	490,900	$4,354,283
	The Walt Disney Co.	41,000	4,070,890
	Warner Bros. Discovery, Inc.(A)	490,300	3,647,832
			12,073,005
6.70% CONSUMER DISCRETIONARY
eBay, Inc.	79,500	4,270,740
Perdoceo Education Corp.	155,000	3,320,100
		7,590,840
11.65% CONSUMER STAPLES
General Mills, Inc.	53,900	3,409,714
Kenvue, Inc.	195,200	3,548,736
The Kraft Heinz Co.	113,000	3,640,860
Walgreens Boots Alliance, Inc.	215,300	2,604,054
		13,203,364
6.77% ENERGY
Green Plains, Inc.(A)	120,700	1,914,302
Liberty Energy, Inc.	153,300	3,202,437
Schlumberger Ltd.	54,100	2,552,438
		7,669,177
22.01% FINANCIALS
American Express Co.	18,300	4,237,365
Community Trust Bancorp, Inc.	86,023	3,755,764
Evertec, Inc.	109,100	3,627,575
Fidelity National Information Services, Inc.	62,400	4,702,464
Glacier Bancorp, Inc.	100,300	3,743,196
NCR Atleos Corp.(A)	180,500	4,877,110
		24,943,474

Clifford Capital Partners Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
15.20% HEALTH CARE
Cardinal Health, Inc.	34,700	$3,411,704
GSK plc ADR	89,000	3,426,500
Johnson & Johnson	25,200	3,683,232
Pfizer, Inc.	133,000	3,721,340
Solventum Corp.(A)	56,400	2,982,432
		17,225,208
18.51% INDUSTRIALS
3M Co.	42,400	4,332,856
HNI Corp.	72,800	3,277,456
Pitney Bowes, Inc.	952,700	4,839,716
RTX Corp.	40,200	4,035,678
Stericycle, Inc.(A)	77,200	4,487,636
		20,973,342
5.31%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	61,100	2,902,861
	DXC Technology Co.(A)	163,200	3,115,488
			6,018,349
96.81%	TOTAL COMMON STOCK		109,696,759
3.09%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund 5.340%(B)	3,509,325	3,510,377
99.90%	TOTAL INVESTMENTS		113,207,136
0.10%	Other assets net of liabilities		108,642
100.00%	NET ASSETS		$ 113,315,778

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

See Notes to Financial Statements.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$109,696,759			$109,696,759
MONEY MARKET FUND		$3,510,377			$3,510,377
TOTAL INVESTMENTS		$113,207,136			$113,207,136

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $102,372,222, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,231,227
Gross unrealized depreciation	(6,396,313)
Net unrealized appreciation	$10,834,914